Events (Unaudited) Occurred After the Report Date (Details) - Schedule of Unaudited Pro Forma Combined Balance Sheet $ in Thousands	Sep. 30, 2022 USD ($)
Company Historical [Member]
Current Assets
Cash and cash equivalents	$ 390
Restricted Cash	15
Accounts receivable, net	106
Prepayments	1,195
Amount due from related parties
Short-term Investment
Other Current Assets	8,298
Current assets of discontinued operations
Total current assets	10,004
Non-current Assets
Restricted Cash- non-current	1,464
Property and equipment, net	70
Intangible assets, net	1,894
Deferred tax assets
Goodwill
Long-term assets of discontinued operations
Total assets	13,432
LIABILITIES
Accounts payable	17,244
Advance from customer	18,265
Short-term debt	15,477
Rental instalment loans	2,215
Amount due to related parties	679
Deposits from tenants	5,404
Contingent liabilities for payable for asset acquisition	23,200
Accrued expenses and other current liabilities	11,480
Notes payable
Current liabilities of discontinued operations
Total current liabilities	93,964
Total liabilities	93,964
Commitments and Contingencies
SHAREHOLDERS’ EQUITY
Class A Ordinary shares	243
Additional paid-in capital	415,355
Stock subscription receivable
Accumulated deficit	(500,270)
Accumulated other comprehensive income (loss)	4,140
Total shareholders’ deficit	(80,532)
Total liabilities and shareholders’ deficit	13,432
Alpha Mind Historical [Member]
Current Assets
Cash and cash equivalents	342
Restricted Cash
Accounts receivable, net	2,893
Prepayments	1,412
Amount due from related parties	21
Short-term Investment	273
Other Current Assets	132
Current assets of discontinued operations
Total current assets	5,073
Non-current Assets
Restricted Cash- non-current	718
Property and equipment, net	69
Intangible assets, net
Deferred tax assets	25
Goodwill
Long-term assets of discontinued operations
Total assets	5,885
LIABILITIES
Accounts payable	2,497
Advance from customer	5
Short-term debt
Rental instalment loans
Amount due to related parties	17
Deposits from tenants
Contingent liabilities for payable for asset acquisition
Accrued expenses and other current liabilities	1,001
Notes payable
Current liabilities of discontinued operations
Total current liabilities	3,520
Total liabilities	3,520
Commitments and Contingencies
SHAREHOLDERS’ EQUITY
Class A Ordinary shares
Additional paid-in capital	8,649
Stock subscription receivable
Accumulated deficit	(5,636)
Accumulated other comprehensive income (loss)	(648)
Total shareholders’ deficit	2,365
Total liabilities and shareholders’ deficit	5,885
Pro Forma Adjustments [Member]
Current Assets
Cash and cash equivalents
Restricted Cash
Accounts receivable, net
Prepayments
Amount due from related parties
Short-term Investment
Other Current Assets
Current assets of discontinued operations
Total current assets
Non-current Assets
Restricted Cash- non-current
Property and equipment, net
Intangible assets, net
Deferred tax assets
Goodwill	177,635
Total assets	177,635
LIABILITIES
Accounts payable
Advance from customer
Short-term debt
Rental instalment loans
Amount due to related parties
Deposits from tenants
Contingent liabilities for payable for asset acquisition
Accrued expenses and other current liabilities
Notes payable	180,000
Current liabilities of discontinued operations
Total current liabilities	180,000
Total liabilities	180,000
Commitments and Contingencies
SHAREHOLDERS’ EQUITY
Class A Ordinary shares
Additional paid-in capital	(8,649)
Stock subscription receivable
Accumulated deficit	5,636
Accumulated other comprehensive income (loss)	648
Total shareholders’ deficit	(2,365)
Total liabilities and shareholders’ deficit	177,635
Other Adjustments [Member]
Current Assets
Cash and cash equivalents	(311)
Restricted Cash	(15)
Accounts receivable, net	(106)
Prepayments	(195)
Amount due from related parties
Short-term Investment
Other Current Assets	(8,298)
Current assets of discontinued operations	8,925
Total current assets
Non-current Assets
Restricted Cash- non-current	(1,464)
Property and equipment, net	(70)
Intangible assets, net	(1,894)
Deferred tax assets
Goodwill
Long-term assets of discontinued operations	3,428
Total assets
LIABILITIES
Accounts payable	(17,244)
Advance from customer	(18,265)
Short-term debt	(14,557)
Rental instalment loans	(2,215)
Amount due to related parties	(107)
Deposits from tenants	(5,404)
Contingent liabilities for payable for asset acquisition
Accrued expenses and other current liabilities	(10,994)
Notes payable
Current liabilities of discontinued operations	68,786
Total current liabilities
Total liabilities
Commitments and Contingencies
SHAREHOLDERS’ EQUITY
Total shareholders’ deficit
Total liabilities and shareholders’ deficit
Pro Forma Combined [Member]
Current Assets
Cash and cash equivalents	421
Restricted Cash
Accounts receivable, net	2,893
Prepayments	2,412
Amount due from related parties	21
Short-term Investment	273
Other Current Assets	132
Current assets of discontinued operations	8,925
Total current assets	15,077
Non-current Assets
Restricted Cash- non-current	718
Property and equipment, net	69
Intangible assets, net
Deferred tax assets	25
Goodwill	177,635
Long-term assets of discontinued operations	3,428
Total assets	196,952
LIABILITIES
Accounts payable	2,497
Advance from customer	5
Short-term debt	920
Rental instalment loans
Amount due to related parties	589
Deposits from tenants
Contingent liabilities for payable for asset acquisition	23,200
Accrued expenses and other current liabilities	1,487
Notes payable	180,000
Current liabilities of discontinued operations	68,786
Total current liabilities	277,484
Total liabilities	277,484
Commitments and Contingencies
SHAREHOLDERS’ EQUITY
Class A Ordinary shares	243
Additional paid-in capital	415,355
Stock subscription receivable
Accumulated deficit	(500,270)
Accumulated other comprehensive income (loss)	4,140
Total shareholders’ deficit	(80,532)
Total liabilities and shareholders’ deficit	$ 196,952